INTANGIBLE ASSETS AND GOODWILL - Narrative (Details) - USD ($)	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Amortization expenses	$ (400,000)	$ (1,400,000)	$ (2,100,000)
Impairment of intangible assets, finite-lived	0		0
Finite lived intangible assets, writeoffs	10,900,000
Business divestiture		31,865,000
Impairments of goodwill	$ 0	0	$ 0
Acquired technology
Finite-Lived Intangible Assets [Line Items]
Impairment of intangible assets, finite-lived		700,000
Acquired technology | Cost of Goods and Service, Excluding Depreciation, Depletion, and Amortization
Finite-Lived Intangible Assets [Line Items]
Impairment of intangible assets, finite-lived		$ 600,000
Impairment, Intangible Asset, Finite-Lived, Statement of Income or Comprehensive Income [Extensible Enumeration]		Cost of revenue
Acquired technology | Selling, general and administrative
Finite-Lived Intangible Assets [Line Items]
Impairment of intangible assets, finite-lived		$ 100,000
Impairment, Intangible Asset, Finite-Lived, Statement of Income or Comprehensive Income [Extensible Enumeration]		Selling, general and administrative